Issued Capital and Equity Incentive Plan -Summary of Fair Value of Stock Options Granted by Using Black-Scholes Option Pricing Model (Details) shares in Thousands		9 Months Ended	12 Months Ended
	Jan. 24, 2018 CAD ($) shares Year	Sep. 30, 2018 shares	Dec. 31, 2017 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of options granted | shares	90	90	3,085
Exercise price per share (CDN$)	$ 9.54
Risk-free interest rate	1.80%
Expected life | Year	3
Annualized volatility	73.00%
Dividend rate	0.00%
Fair value per stock option granted (CDN$)	$ 4.40
Total fair value of stock options granted (CDN$)	$ 396,000